Financial Risk Management - Percentage of accounts receivable (Details)	Dec. 31, 2022	Dec. 31, 2021
Customer A and Its Affiliates
Financial Risk Management
Percentage Of Accounts Receivable	31.50%	39.00%
Customer C
Financial Risk Management
Percentage Of Accounts Receivable	10.30%	12.10%